Statements Of Cash Flow	6 Months Ended
Feb. 29, 2020
Consolidated Statements of Cash Flows [Abstract]
Consolidated Statements Of Cash Flows

14. STATEMENTS OF CASH FLOWS

(i) Funds flow from continuing operations

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Net income from continuing operations	167	154	329	339
Adjustments to reconcile net income to funds flow from operations:
Amortization	301	264	605	527
Deferred income tax expense	22	19	34	39
Share-based compensation	1	1	1	2
Defined benefit pension plans	3	2	1	5
Equity income of an associate or joint venture	-	(3)	-	(26)
Net change in contract asset balances	(17)	-	(45)	(10)
Other	19	6	21	5
Funds flow from continuing operations	496	443	946	881

(ii) Interest and income taxes paid and interest received and classified as operating activities are as follows:

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Interest paid	31	24	140	111
Income taxes paid (net of refunds)	68	45	102	97
Interest received	1	2	5	3

(iii) Non-cash transactions:

The Consolidated Statements of Cash Flows exclude the following non-cash transactions:

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan	-	54	37	107